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                [Transamerica Life Insurance Company Letterhead]

September 6, 2002

VIA EDGAR
_______________________________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Separate Account VA B
     File No. 811-06032, CIK 0000859607
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Separate Account VA B, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc., AIM Variable Insurance Funds, Alliance Variable Products Series Fund, Inc., Janus Aspen Series, Merrill Lynch Variable Series Funds, Inc.; MFS(R) Variable Insurance Trust(SM) and Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

..  On August 26, 2002, AEGON/Transamerica Series Fund, Inc., filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);
..  On August 16, 2002, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);
..  On August 19, 2002, Alliance Variable Products Series Fund, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316);
..  On August 21, 2002, Janus Aspen Series filed its semi-annual report with the
   Commission via EDGAR (CIK: 0000906185);
..  On August 20, 2002, Merrill Lynch Variable Series Funds, Inc. filed its semi-annual report with the Commission via EDGAR (CIK: 0000355916);
.. On August 19, 2002, MFS(R) Variable Insurance Trust(SM) filed its semi-annual report with the Commission via EDGAR (CIK: 0000825316);

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Securities and Exchange Commission
Page 2
September 6, 2002

..   On August 20, 2002, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000356494);
..   On August 20, 2002, Variable Insurance Products Fund II filed its semi-annual report with the Commission via EDGAR (CIK: 0000831016); and
..   On August 20, 2002, Variable Insurance Products Fund III filed its semi-annual report with the Commission via EDGAR (CIK: 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Group